Related Parties	12 Months Ended
Dec. 31, 2022
Related Parties [Abstract]
RELATED PARTIES

NOTE 20 - RELATED PARTIES:

The following transactions arose with related parties:

Transaction	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Short term employee benefits *	2,185	1,825	1,182
Social benefits costs	148	139	118
Share based compensation) Employees)	3,823	237	1,644
Share based compensation) Directors)	1,854	127	395

*	Represent base salary, bonuses, and car allowance expenses.

Liabilities to related parties:

Name	December 31, 2022	December 31, 2021	December 31, 2020

Key management personnel	71	77	604
Loans from major shareholder	1,015	-	272

In April 2022 the Company’s CEO, Dr. Yacov Geva, committed to finance the Company’s operations for the next 12 months until the end of April 2023 provided and as long as the Company’s CEO continues to be a controlling shareholder and/or the Company cannot be financed externally from any other sources and/or until a sum of $10 million be received by the Company for its operations this year, whichever is earlier.

In exchange, for providing the required security, the Company allotted to the CEO 57,142 shares and 57,143 warrants (cashless) at the exercise price of $43.4 in addition to his ordinary salary and the options which were granted to him. The total fair value of the shares and the warrants, as measured on issuance date, amounted to $2,480 and $1,845, respectively.

On October 6, 2022, the major shareholder of the Company, committed to finance the Company’s operations for the next 12 months until November 30, 2023 provided and as long as the major shareholder continue to be a controlling shareholder and/or the Company cannot be financed externally from any other sources and/or until a sum of $10 million be received by the Company for its operations this year, whichever is earlier. In exchange, for providing this commitment, Dr. Geva was issued 71,428 million shares and 71,429 million warrants (cashless) at an exercise price of $7.7 as of the day of giving this commitment. On January 30, 2023, Chief Executive Officer Dr. Yacov Geva, extended his commitment to finance our operations up to February 28, 2024, which, on March 24, 2023, was further extended to April 30, 2024. On May 15, 2023, Dr. Yacov Geva extended his commitment to finance our operations up to May 30, 2024 provided and as long as the Company cannot be financed externally from any other sources and/or until a sum of $10 million be received by the Company for its operations for the year, whichever is earlier.

The total fair value of the shares and the warrants, as measured on issuance date, amounted to $550 and $420, respectively.

See note 24.D regarding re extending for the major shareholder of the Company commitment to finance the Company.

On December 29, 2022, our Board of Directors approved a loan agreement, dated December 21, 2022 (the “Loan Agreement”), between the Company and Dr. Geva. Under the terms of the loan agreement, the total amount of the loan provided by Dr. Geva to the Company is $1,000 with an annual interest rate of 12%. The following installments have been made under the terms of the Loan Agreement and advanced to the Company: $199 on September 9, 2022 ; $85 on October 11, 2022 ; $253 on November 10, 2022 ; $175 on December 1, 2022 (which is attributed to waives compensation to which Dr. Geva was entitled as Chief Executive Officer of the Company) ; and $288 on December 20, 2022. In addition, (i) Dr. Geva was granted 515,233 Ordinary Shares of the company and (ii) Dr. Geva will be granted certain warrants to purchase Shares of the company on terms to be determined by the board of directors by March 10, 2023. On March, 2023, 515,233 warrants were granted at an exercise price of 1.94 $.

The Company accounting allocated the debt and equity instruments based on the fair value of the debt with residual value for the equity.